INCOME TAXES - Components of income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current taxes
Federal	$ 909,530
State	357,168	$ 16,679
Deferred taxes
Federal	(212,000)	258,000
State		13,722
Provision for income taxes	$ 1,054,698	$ 288,401